Loans, financing, debentures and derivative financial instruments - Summary of Transaction Costs (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Transaction costs, beginning	R$ 82,584	R$ 67,110	R$ 71,766
Incurred costs	30,420	40,953	20,065
Payments	(32,431)	(21,275)
Reclassification to liabilities held for sale		(4,204)
Amortization			(24,721)
Transaction costs, ending	R$ 80,573	R$ 82,584	R$ 67,110
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Effective rate of transaction costs	0.20%	0.20%	0.20%
Transaction costs, beginning	R$ 54,490	R$ 28,348	R$ 41,406
Incurred costs	30,420	40,953	0
Payments	(16,742)	(14,811)
Reclassification to liabilities held for sale		0
Amortization			(13,058)
Transaction costs, ending	R$ 68,168	R$ 54,490	R$ 28,348
Notes in the foreign market [member]
Disclosure of detailed information about borrowings [line items]
Effective rate of transaction costs	0.10%	0.10%	0.10%
Transaction costs, beginning	R$ 28,018	R$ 37,112	R$ 28,114
Incurred costs	0	0	13,263
Payments	(15,613)	(4,890)
Reclassification to liabilities held for sale		(4,204)
Amortization			(4,265)
Transaction costs, ending	12,405	28,018	R$ 37,112
Notes [member]
Disclosure of detailed information about borrowings [line items]
Effective rate of transaction costs			0.50%
Transaction costs, beginning		R$ 1,318	R$ 0
Incurred costs			6,802
Amortization			(5,484)
Transaction costs, ending			1,318
Promissory notes [Member]
Disclosure of detailed information about borrowings [line items]
Effective rate of transaction costs		0.00%
Transaction costs, beginning	R$ 0	R$ 1,318
Incurred costs		0
Payments		(1,318)
Reclassification to liabilities held for sale		0
Transaction costs, ending		R$ 0	R$ 1,318
Banco do Brasil [member]
Disclosure of detailed information about borrowings [line items]
Effective rate of transaction costs	0.10%	0.10%	0.10%
Transaction costs, beginning	R$ 76	R$ 332	R$ 770
Incurred costs	0	0	0
Payments	(76)	(256)
Reclassification to liabilities held for sale		0
Amortization			(438)
Transaction costs, ending	R$ 0	76	332
Foreign loans [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs, beginning		0	94
Incurred costs			0
Amortization			(94)
Transaction costs, ending			0
Othes [member]
Disclosure of detailed information about borrowings [line items]
Transaction costs, beginning		R$ 0	1,382
Incurred costs			0
Amortization			(1,382)
Transaction costs, ending			R$ 0